Schedule of expected contributions to the defined benefit plan in future years (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Total expected payments	₨ 99,104	₨ 87,347
Year 1 [Member]
IfrsStatementLineItems [Line Items]
Total expected payments	21,029	38,753
Year 2 [Member]
IfrsStatementLineItems [Line Items]
Total expected payments	15,962	13,545
Year 3 [Member]
IfrsStatementLineItems [Line Items]
Total expected payments	12,549	6,942
Year 4 [Member]
IfrsStatementLineItems [Line Items]
Total expected payments	10,899	5,042
Year 5 [Member]
IfrsStatementLineItems [Line Items]
Total expected payments	8,589	4,867
Year 6-10 [Member]
IfrsStatementLineItems [Line Items]
Total expected payments	21,709	18,198
Year Above Ten [Member]
IfrsStatementLineItems [Line Items]
Total expected payments	₨ 8,366